Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2019	2018

Provision for professional fees	$573,667	$603,038
Government authorities	34,830	33,902
Grants received in advance	-	66,339
Provision for legal claims	44,269	8,083
Other	137,331	130,780

	$790,097	$842,142